Employee Benefits - Summary of Employee Benefits (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes of employee benefits expense [abstract]
Wages and salaries	R$ 348,731	R$ 242,147	R$ 146,153
Social security costs	117,604	70,988	36,577
Profit sharing and annual bonuses	45,596	47,262	15,235
Share-based payments	64,509	60,843	138,937
Total of employee benefits	R$ 576,440	R$ 421,240	R$ 336,902